Group Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 Entity
AT Impf GmbH | ATHOS KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
% equity interest	100.00%
BioNTech USA Holding, LLC and BioNTech Research & Development, Inc. | reBOOST Management GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Number of entities	3